Segment information	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment information

5. Segment information

5.1. Description of segments and principal activities

The CEO is the chief operating decision maker of the Group. The CEO evaluates financial position and performance and makes strategic decisions. The CEO makes decisions on the allocation of resources and evaluates performance based on geographic perspective. Internal reporting is also based on the geographic perspective. Geographically, the CEO considers the performance in EMEA, Americas and Asia; thus, three geographical areas are considered to be the Group’s three segments.

5.2. Revenue Adjusted EBITDA and EBITDA

For the year ended December 31, 2022	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	345,509	223,880	152,849	—	—	722,238
Intersegment revenue	34,940	820	3,659	—	(39,419)	—
Total segment revenue	380,449	224,700	156,508	—	(39,419)	722,238
Adjusted EBITDA	(10,298)	(62,837)	(75,183)	(119,605)	—	(267,923)
Share-based compensation expense	(4,314)	(4,485)	(6,973)	(19,694)	—	(35,466)
Restructuring costs(1)	(918)	(797)	(309)	(2,391)	—	(4,415)
Asset impairment charge and other costs related to assets held for sale(2)	—	(39,581)	—	—	—	(39,581)
EBITDA	(15,530)	(107,700)	(82,465)	(141,690)	—	(347,385)
Finance income	—	—	—	—	—	15,256
Finance expenses	—	—	—	—	—	(16,665)
Depreciation and amortization	—	—	—	—	—	(48,600)
Loss before tax	—	—	—	—	—	(397,394)

For the year ended December 31, 2021	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	336,452	179,830	126,908	—	—	643,190
Intersegment revenue	89,460	908	—	—	(90,368)	—
Total segment revenue	425,912	180,738	126,908	—	(90,368)	643,190
Adjusted EBITDA	21,959	(44,560)	(16,480)	(107,896)	—	(146,977)
Share-based compensation expense	(3,780)	(2,963)	(4,192)	(12,697)	—	(23,632)
Product recall(3)	(1,654)	—	—	—	—	(1,654)
Asset impairment charge(4)	(4,970)	—	—	—	—	(4,970)
IPO preparation and transaction costs	—	—	—	(9,288)	—	(9,288)
EBITDA	11,555	(47,523)	(20,672)	(129,881)	—	(186,521)
Finance income	—	—	—	—	—	14,435
Finance expenses	—	—	—	—	—	(15,740)
Depreciation and amortization	—	—	—	—	—	(27,222)
Loss before tax	—	—	—	—	—	(215,048)

For the year ended December 31, 2020	EMEA	Americas	Asia	Corporate*	Eliminations**	Total
Revenue
Revenue from external customers	267,691	99,997	53,663	—	—	421,351
Intersegment revenue	35,208	230	—	—	(35,438)	—
Total segment revenue	302,899	100,227	53 663	—	(35,438)	421,351
Adjusted EBITDA	39,456	(25,117)	(2,141)	(44,480)	—	(32,282)
Share-based compensation expense	—	—	—	(1,014)	—	(1,014)
IPO preparation and transaction costs	—	—	—	(679)	—	(679)
EBITDA	39,456	(25,117)	(2,141)	(46,173)	—	(33,975)
Finance income	—	—	—	—	—	515
Finance expenses	—	—	—	—	—	(11,372)
Depreciation and amortization	—	—	—	—	—	(13,118)
Loss before tax	—	—	—	—	—	(57,950)

* Corporate consists of general overhead costs not allocated to the segments.

** Eliminations in 2022 refer to intersegment revenue for sales of products from EMEA to Americas and Asia, from

Americas to Asia and from Asia to EMEA. Eliminations in 2021 and 2020 refer to intersegment revenue for sales of products from EMEA to Americas and Asia, and from Americas to Asia.

(1)
Relates to accrued severance payments as the Company reviews its organizational structure. See the Company's Form 6-K filed on November 14, 2022.
(2)
The 2022 asset impairment charge and other costs related to assets held for sale relate to the YYF Transaction. See Note 34 Non-current assets held for sale for further details.
(3)
Relates to recall of products in Sweden as communicated on November 17, 2021. See the Company's Form 6-K filed on November 17, 2021.
(4)
The 2021 asset impairment charge related to production equipment at our Landskrona production facility in Sweden for which we had no alternative use.

5.3 Non-current assets by country

Non-current assets for this purpose consists of property, plant and equipment and right-of-use assets:

	2022	2021
UK	186,759	119,973
US(1)	130,295	262,538
China	122,495	101,082
Sweden	108,073	122,488
Singapore	29,944	36,182
Other	23,984	25,833
Total	601,550	668,096

(1)
The decrease in the U.S. is primarily attributable to certain assets being classified as assets held for sale. Refer to Note 34 Non-current assets held for sale for further details.

5.4. Revenue from external customers, broken down by location of the customers

The Group is domiciled in Sweden. The amount of its revenue from external customers, broken down by location of the customers, is shown in the table below.

	2022	2021	2020
US	220,981	177,180	99,988
China	134,001	111,830	47,452
UK	124,948	120,278	92,805
Germany	79,764	70,699	51,673
Sweden	48,749	57,937	56,587
The Netherlands	25,582	24,047	17,017
Finland	23,353	27,420	25,818
Other	64,860	53,799	30,011
Total	722,238	643,190	421,351

5.5. Revenue from external customers, broken down by channel and segment

Revenue from external customers, broken down by channel and segment, is shown in the table below.

Year Ended December 31, 2022	EMEA	Americas	Asia	Total
Retail	285,797	118,870	17,454	422,121
Foodservice	58,867	101,166	100,031	260,064
Other	845	3,844	35,364	40,053
Total	345,509	223,880	152,849	722,238

Year Ended December 31, 2021	EMEA	Americas	Asia	Total
Retail	282,090	96,552	9,297	387,939
Foodservice	49,802	78,860	94,463	223,125
Other	4,560	4,418	23,148	32,126
Total	336,452	179,830	126,908	643,190

Year Ended December 31, 2020	EMEA	Americas	Asia	Total
Retail	228,862	65,485	3,626	297,973
Foodservice	35,402	31,152	41,763	108,317
Other	3,427	3,360	8,274	15,061
Total	267,691	99,997	53,663	421,351

Other is primarily related to e-commerce, both direct-to-consumer and through third-party platforms.

Revenues of approximately 14% in 2022 and 2021 were derived from a single external customer in the foodservice channel. These revenues are attributed to the Americas and Asia segments. There were no revenues in 2020 of 10% or more that derived from a single external customer.

Our oatmilk accounted for approximately 89%, 91%, and 90% of our revenue in the years ended December 31, 2022, 2021 and 2020, respectively.